Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Schedule Of Accounts Receivable Abstract
Accounts receivable	$ 19,371,511	$ 16,020,269
Less: allowance for doubtful accounts	(555,105)	(446,527)
Accounts receivable, net	$ 18,816,406	$ 15,573,742